                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

              Report of the Calendar Quarter Ending March 31, 2008

                       If amended report check here:
                                                     ------

Name of Institutional Investment Manager:

Appleton Partners, Inc.   S.E.C. File Number 28-6694

Business Address:

45 Milk Street             Boston                 MA                      02109
Street                     City                  State                     Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President (617) 338-0700

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 7th day of May 2008.

                                         Appleton Partners, Inc.
                                         (Name of Institutional Investment Mgr.)


                                         /s/ Douglas C. Chamberlain
                                         ---------------------------------------
                                         By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   103
Form 13F Information Table Value Total:   222,414,838.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.    Form 13Ffile number   Name
---    -------------------   ----

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group

                                    31-Mar-08

                                                                                         Investment Discretion   Voting Authority
                                       Security                                           Sole  Shared  Other   Sole  Shared  None
Security                                 Type        Cusip      Market Value   Quantity   (A)     (B)    (C)     (A)    (B)    (C)
-----------------------------------  ------------  ---------  ---------------  --------   ----  ------  -----   ----  ------  ----
Master Group
------------
3M CO COM                            COMMON STOCK  88579Y101  $    560,461.00     7081     X                      X
ABBOTT LABS COM                      COMMON STOCK  002824100  $    343,419.00     6227     X                      X
AGRIUM INC COM                       COMMON STOCK  008916108  $  4,304,223.00    69300     X                      X
AMERICAN EXPRESS CO COM              COMMON STOCK  025816109  $    545,407.00    12475     X                      X
AMETEK INC NEW COM                   COMMON STOCK  031100100  $  2,557,977.00    58255     X                      X
AMPHENOL CORP NEW CL A               COMMON STOCK  032095101  $  3,194,709.00    85764     X                      X
ANSYS INC COM                        COMMON STOCK  03662Q105  $  2,932,301.00    84945     X                      X
APACHE CORP COM                      COMMON STOCK  037411105  $  2,273,228.00    18815     X                      X
APPLE, INC.                          COMMON STOCK  037833100  $  3,750,372.00    26135     X                      X
APPLETON EQUITY GROWTH FUND          MUTUAL FUNDS  038042107  $  3,704,296.00   455633     X                      X
ARCHER DANIELS MIDLAND COM           COMMON STOCK  039483102  $    700,749.00    17025     X                      X
AT&T INC COM                         COMMON STOCK  00206R102  $  3,096,900.00    80859     X                      X
ATLAS CONS MNG&DEV CP CL B           COMMON STOCK  049249303  $      3,827.00    76533     X                      X
BAKER HUGHES INC COM                 COMMON STOCK  057224107  $  2,605,603.00    38038     X                      X
BANK N S HALIFAX COM                 COMMON STOCK  064149107  $    247,525.00     5475     X                      X
BANK OF AMERICA CORP COM             COMMON STOCK  060505104  $  6,345,452.00   167382     X                      X
BARD C R INC COM                     COMMON STOCK  067383109  $    308,480.00     3200     X                      X
BAXTER INTL INC COM                  COMMON STOCK  071813109  $    484,763.00     8384     X                      X
BECTON DICKINSON & CO COM            COMMON STOCK  075887109  $  4,844,515.00    56430     X                      X
BERKSHIRE HATHAWAY INC CL B          COMMON STOCK  084670207  $    237,064.00       53     X                      X
BHP BILLITON LTD SPONSORED ADR       COMMON STOCK  088606108  $    375,345.00     5700     X                      X
BP PLC SPONSORED ADR                 COMMON STOCK  055622104  $    773,530.00    12754     X                      X
BRISTOL MYERS SQUIBB COM             COMMON STOCK  110122108  $    291,171.00    13670     X                      X
CARLISLE COS INC COM                 COMMON STOCK  142339100  $    327,712.00     9800     X                      X
CATERPILLAR INC DEL COM              COMMON STOCK  149123101  $  6,449,922.00    82385     X                      X
CHEVRONTEXACO CORP COM               COMMON STOCK  166764100  $    897,731.00    10517     X                      X
CISCO SYS INC COM                    COMMON STOCK  17275R102  $  3,655,850.00   151758     X                      X
CITIGROUP INC COM                    COMMON STOCK  172967101  $    569,965.00    26609     X                      X
COCA COLA CO COM                     COMMON STOCK  191216100  $  1,334,696.00    21927     X                      X
COLGATE PALMOLIVE CO COM             COMMON STOCK  194162103  $  1,184,699.00    15206     X                      X
COSTCO WHSL CORP NEW COM             COMMON STOCK  22160K105  $    475,905.00     7325     X                      X
CVS CAREMARK CORPORATION             COMMON STOCK  126650100  $    241,764.00     5968     X                      X
DEERE & CO COM                       COMMON STOCK  244199105  $  1,487,738.00    18495     X                      X
DISNEY WALT CO COM DISNEY            COMMON STOCK  254687106  $  5,039,251.00   160588     X                      X
DU PONT E I DE NEMOURS COM           COMMON STOCK  263534109  $    399,798.00     8550     X                      X
E M C CORP MASS COM                  COMMON STOCK  268648102  $  1,990,894.00   138835     X                      X
ECOLAB INC COM                       COMMON STOCK  278865100  $  5,812,888.00   133845     X                      X
ENERGAS RES INC COM                  COMMON STOCK  29265E108  $        780.00    20000     X                      X
EXXON MOBIL CORP COM                 COMMON STOCK  30231G102  $ 15,163,989.00   179286     X                      X
FEDERATED EQUITY FDS KAUFMANN CL A   MUTUAL FUNDS  314172677  $    375,147.00    69472     X                      X
FEDERATED EQUITY FDS MKT OPPOR FD A  MUTUAL FUNDS  314172743  $    332,994.00    26941     X                      X
FEDERATED INVS INC PA CL B           COMMON STOCK  314211103  $    439,571.00    11225     X                      X
FEDERATED MDT SER ALLCAP COR INS     MUTUAL FUNDS  31421R304  $    337,542.00    22221     X                      X
FEDERATED STK TR SH BEN INT          MUTUAL FUNDS  313900102  $    382,961.00    16159     X                      X
FEDERATED WORLD INVT INTL SM CO CLA  MUTUAL FUNDS  31428U748  $    214,092.00     5110     X                      X
FORUM FDS INC JORDAN OPPTY           MUTUAL FUNDS  349903187  $    388,273.00    32628     X                      X
FREEPORT-MCMORAN COP&G CL B          COMMON STOCK  35671D857  $  2,272,716.00    23620     X                      X
GENERAL ELEC CO COM                  COMMON STOCK  369604103  $ 10,288,299.00   277987     X                      X
GILEAD SCIENCES INC COM              COMMON STOCK  375558103  $  1,826,738.00    35450     X                      X
GOLDMAN SACHS GROUP COM              COMMON STOCK  38141G104  $  2,828,996.00    17105     X                      X
HONEYWELL INTL INC COM               COMMON STOCK  438516106  $  1,483,282.00    26290     X                      X
ILLINOIS TOOL WKS INC COM            COMMON STOCK  452308109  $    386,805.00     8020     X                      X
INTEL CORP COM                       COMMON STOCK  458140100  $  1,345,544.00    63529     X                      X
INTERNATIONAL BUS MACH COM           COMMON STOCK  459200101  $  3,292,313.00    28594     X                      X
ISHARES S&P GSSI NAT RES IDX         COMMON STOCK  464287374  $    496,831.00     3890     X                      X
ISHARES TR NASDQ BIO INDX            COMMON STOCK  464287556  $    615,712.00     8125     X                      X
J P MORGAN CHASE & CO COM            COMMON STOCK  46625H100  $    398,361.00     9275     X                      X
JACOBS ENGR GROUP DEL COM            COMMON STOCK  469814107  $    242,847.00     3300     X                      X
JOHNSON & JOHNSON COM                COMMON STOCK  478160104  $  5,570,192.00    85867     X                      X
KELLOGG CO COM                       COMMON STOCK  487836108  $    775,628.00    14757     X                      X
MARKET VECTORS ETF TR AGRIBUS ETF    COMMON STOCK  57060U605  $  1,480,976.00    27625     X                      X
MCDERMOTT INTL INC COM               COMMON STOCK  580037109  $  2,689,195.00    49055     X                      X
MCDONALDS CORP COM                   COMMON STOCK  580135101  $  6,359,453.00   114030     X                      X
MEDTRONIC INC COM                    COMMON STOCK  585055106  $    455,500.00     9417     X                      X
MEMC ELECTR MATLS INC COM            COMMON STOCK  552715104  $  2,546,373.00    35915     X                      X
METLIFE INC COM                      COMMON STOCK  59156R108  $  6,869,037.00   113990     X                      X
MFS SER TR X INTL DIVERS I           MUTUAL FUNDS  55273G298  $    218,245.00    14837     X                      X
MICROSOFT CORP COM                   COMMON STOCK  594918104  $  3,834,933.00   135128     X                      X
MILLIPORE CORP COM                   COMMON STOCK  601073109  $  2,329,353.00    34555     X                      X
MONSANTO CO NEW COM                  COMMON STOCK  61166W101  $  1,508,037.00    13525     X                      X
NIKE INC CL B                        COMMON STOCK  654106103  $    302,600.00     4450     X                      X
NOKIA CORP SPONSORED ADR             COMMON STOCK  654902204  $  3,978,368.00   124988     X                      X
NORTHERN TR CORP COM                 COMMON STOCK  665859104  $    337,867.00     5083     X                      X
NOVARTIS A G SPONSORED ADR           COMMON STOCK  66987V109  $    302,769.00     5910     X                      X
OMNICOM GROUP INC COM                COMMON STOCK  681919106  $    882,275.00    19970     X                      X
ORACLE CORP COM                      COMMON STOCK  68389X105  $    486,809.00    24888     X                      X
PEOPLES S&P MIDCAP IDX COM           MUTUAL FUNDS  712223106  $    289,923.00    11229     X                      X
PEPSICO INC COM                      COMMON STOCK  713448108  $  6,998,346.00    96930     X                      X
PFIZER INC COM                       COMMON STOCK  717081103  $  1,095,455.00    52339     X                      X
PRAXAIR INC COM                      COMMON STOCK  74005P104  $  6,092,861.00    72336     X                      X
PRECISION CASTPARTS CP COM           COMMON STOCK  740189105  $  3,575,454.00    35026     X                      X
PROCTER & GAMBLE CO COM              COMMON STOCK  742718109  $  9,692,783.00   138330     X                      X
ROPER INDS INC NEW COM               COMMON STOCK  776696106  $  2,890,270.00    48625     X                      X
ROYAL DUTCH SHELL PLC SPON ADR B     COMMON STOCK  780259107  $    264,736.00     3929     X                      X
ROYAL DUTCH SHELL PLC SPONS ADR A    COMMON STOCK  780259206  $    425,745.00     6172     X                      X
SCHEIN HENRY INC COM                 COMMON STOCK  806407102  $  4,779,239.00    83262     X                      X
SCHLUMBERGER LTD COM                 COMMON STOCK  806857108  $  6,231,375.00    71625     X                      X
SCOTTS MIRACLE GRO CO                COMMON STOCK  810186106  $    235,369.00     7260     X                      X
SMITH INTL INC COM                   COMMON STOCK  832110100  $  1,066,860.00    16610     X                      X
STANLEY WKS COM                      COMMON STOCK  854616109  $    232,147.00     4875     X                      X
STATE STR CORP COM                   COMMON STOCK  857477103  $  1,260,682.00    15958     X                      X
STRYKER CORP COM                     COMMON STOCK  863667101  $  1,902,062.00    29240     X                      X
TARGET CORP COM                      COMMON STOCK  87612E106  $    866,628.00    17100     X                      X
TRANSOCEAN INC ORD                   COMMON STOCK  G90073100  $  1,813,302.00    13412     X                      X
UNITED TECHNOLOGIES CP COM           COMMON STOCK  913017109  $  1,592,357.00    23138     X                      X
VCA ANTECH INC COM                   COMMON STOCK  918194101  $    827,337.00    30250     X                      X
VEOLIA ENVIRONNEMENT SPONSORED ADR   COMMON STOCK  92334N103  $  4,314,961.00    61704     X                      X
VERIZON COMMUNICATIONS COM           COMMON STOCK  92343V104  $  1,679,069.00    46065     X                      X
WALGREEN CO COM                      COMMON STOCK  931422109  $    329,478.00     8650     X                      X
WEATHERFORD INTL LTD COM             COMMON STOCK  G95089101  $    526,639.00     7267     X                      X
WELLS FARGO & CO NEW COM             COMMON STOCK  949746101  $  3,986,613.00   136997     X                      X
XTO ENERGY INC COM                   COMMON STOCK  98385X106  $    224,242.00     3625     X                      X
ZIMMER HLDGS INC COM                 COMMON STOCK  98956P102  $    829,365.00    10652     X                      X
                                                              ---------------
                                                              $222,414,838.00
                                                              ---------------
TOTAL PORTFOLIO                                               $222,414,838.00
                                                              ===============